Contingent liabilities and other financial commitments - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Contingencies And Other Financial Commitments [Abstract]
Contractual obligation to acquire intangible assets	€ 851.2	€ 1,193.1